UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23122

American Funds Emerging Markets Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Steven I. Koszalka

American Funds Emerging Markets Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Emerging Markets Bond Fund®

Investment portfolio

September 30, 2017

unaudited

Bonds, notes & other debt instruments 90.26% Bonds & notes of governments & government agencies outside the U.S. 84.31%	Principal?amount (000)	Value (000)
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 26.25% 20201	ARS7,100	$434
Argentine Republic 2.50% 20212	21,914	1,146
Argentine Republic 6.875% 2021	$1,400	1,527
Argentine Republic 18.20% 2021	ARS1,515	91
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 22.548% 20221	8,900	506
Argentine Republic 7.50% 2026	$1,400	1,575
Argentine Republic 15.50% 2026	ARS2,125	133
Argentine Republic 0% 2035	$600	66
Argentine Republic 7.625% 2046	725	807
Armenia (Republic of) 7.15% 20253	1,400	1,572
Belarus (Republic of) 6.875% 20233	1,020	1,099
Brazil (Federative Republic of) 0% 2018	BRL1,700	527
Brazil (Federative Republic of) 10.00% 2018	1,000	318
Brazil (Federative Republic of) 0% 2020	21,900	5,548
Brazil (Federative Republic of) 0% 2021	9,000	2,067
Brazil (Federative Republic of) 6.00% 20232	6,103	2,038
Brazil (Federative Republic of) 10.00% 2023	7,740	2,522
Brazil (Federative Republic of) 10.00% 2025	6,425	2,085
Chile (Banco Central de) 4.50% 2026	CLP645,000	1,018
Colombia (Republic of) 3.875% 2027	$800	814
Colombia (Republic of), Series UVL, 3.50% 20212	COP1,964,713	725
Colombia (Republic of), Series B, 7.00% 2022	4,989,400	1,768
Colombia (Republic of), Series B, 7.50% 2026	10,225,600	3,721
Cote d’Ivoire (Republic of) 5.375% 20243	$300	304
Cote d’Ivoire (Republic of) 5.75% 20324,5	290	285
Cote d’Ivoire (Republic of) 6.125% 20333,4	1,000	985
Dominican Republic 7.50% 20214	550	613
Dominican Republic 5.50% 2025	1,930	2,046
Dominican Republic 6.875% 20263	1,200	1,372
Dominican Republic 6.875% 2026	500	571
Dominican Republic 5.95% 20273	1,250	1,347
Dominican Republic 6.85% 20453	600	673
Egypt (Arab Republic of) 5.875% 2025	1,000	1,002
Egypt (Arab Republic of) 7.50% 20273	1,500	1,636
Egypt (Arab Republic of) 8.50% 20473	200	224
Ethiopia (Federal Democratic Republic of) 6.625% 20243	550	566
Ghana (Republic of) 21.00% 2019	GHS400	94
Ghana (Republic of) 24.00% 2019	105	26
Ghana (Republic of) 24.75% 2019	500	122
Ghana (Republic of) 21.00% 2020	590	142
Ghana (Republic of) 24.75% 2021	2,795	763
Ghana (Republic of) 7.875% 2023	$650	692
Ghana (Republic of) 19.75% 2024	GHS1,100	271
Ghana (Republic of) 8.125% 20263,4	$700	746
Ghana (Republic of) 19.00% 2026	GHS2,130	510
Honduras (Republic of) 8.75% 2020	$400	457
Honduras (Republic of) 6.25% 20273	2,975	3,216

American Funds Emerging Markets Bond Fund — Page 1 of 7

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Honduras (Republic of) 6.25% 2027	$200	$216
Hungary 5.375% 2024	790	905
India (Republic of) 7.80% 2021	INR119,300	1,898
India (Republic of) 8.60% 2028	240,300	4,082
India (Republic of) 7.59% 2029	182,000	2,911
India (Republic of) 7.61% 2030	74,350	1,195
India (Republic of) 7.73% 2034	81,000	1,309
Indonesia (Republic of) 4.875% 20213	$200	216
Indonesia (Republic of) 3.375% 2023	500	510
Indonesia (Republic of) 4.75% 2026	600	656
Indonesia (Republic of), Series 69, 7.875% 2019	IDR7,150,000	549
Indonesia (Republic of), Series 61, 7.00% 2022	10,000,000	770
Indonesia (Republic of), Series 70, 8.375% 2024	34,991,000	2,880
Indonesia (Republic of), Series 56, 8.375% 2026	7,050,000	591
Indonesia (Republic of), Series 59, 7.00% 2027	27,089,000	2,094
Indonesia (Republic of), Series 72, 8.25% 2036	17,425,000	1,425
Iraq (Republic of) 6.752% 20233	$3,455	3,443
Iraq (Republic of) 5.80% 20284	250	235
Israel (State of) 2.00% 2027	ILS2,500	722
Israel (State of) 5.50% 2042	300	124
Jamaica 8.00% 20394	$1,230	1,527
Jordan (Hashemite Kingdom of) 6.125% 2026	200	203
Jordan (Hashemite Kingdom of) 5.75% 20273	2,400	2,359
Kazakhstan (Republic of) 5.125% 2025	300	333
Kenya (Republic of) 5.875% 2019	800	824
Kenya (Republic of) 6.875% 2024	2,825	2,896
Kenya (Republic of) 12.50% 20254	KES40,000	402
Kuwait (State of) 2.75% 20223	$400	405
Maharashtra (State of) 8.12% 2025	INR20,210	324
Malaysia (Federation of), Series 0314, 4.048% 2021	MYR1,900	458
Malaysia (Federation of), Series 0215, 3.795% 2022	9,100	2,167
Malaysia (Federation of), Series 0316, 3.90% 2026	4,800	1,131
Malaysia (Federation of), Series 0417, 3.899% 2027	4,200	992
Malaysia (Federation of), Series 0310, 4.498% 2030	285	69
Malaysia (Federation of), Series 0415, 4.254% 2035	9,200	2,130
Malaysia (Federation of), Series 0615, 4.786% 2035	2,425	585
Morocco (Kingdom of) 4.25% 2022	$1,250	1,329
National Highways Authority of India 7.17% 2021	INR30,000	462
Nigeria (Republic of) 6.75% 20213	$1,000	1,065
Nigeria (Republic of) 6.75% 2021	600	639
Nigeria (Republic of) 16.39% 2022	NGN250,000	711
Nigeria (Republic of) 14.20% 2024	450,000	1,172
Pakistan (Islamic Republic of) 5.50% 20213	$700	721
Pakistan (Islamic Republic of) 8.25% 2024	400	456
Pakistan (Islamic Republic of) 8.25% 2025	850	981
Panama (Republic of) 4.50% 20474	2,700	2,855
Paraguay (Republic of) 5.00% 2026	1,200	1,284
Paraguay (Republic of) 5.00% 20263	700	749
Paraguay (Republic of) 4.70% 20273	600	627
Peru (Republic of) 5.70% 2024	PEN4,000	1,302
Peru (Republic of) 6.35% 2028	9,100	3,022
Peru (Republic of) 6.95% 2031	4,830	1,673
Peru (Republic of) 6.15% 2032	605	196
Philippines (Republic of the) 3.90% 2022	PHP10,000	195
Poland (Republic of), Series 0420, 1.50% 2020	PLN20,000	5,417

American Funds Emerging Markets Bond Fund — Page 2 of 7

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Poland (Republic of), Series 0922, 5.75% 2022	PLN7,900	$2,470
Poland (Republic of), Series 0726, 2.50% 2026	3,800	980
Portuguese Republic 5.125% 2024	$500	532
Russian Federation 6.70% 2019	RUB233,800	4,017
Russian Federation 7.50% 2021	52,300	910
Russian Federation 7.00% 2023	181,600	3,087
Russian Federation 8.15% 2027	60,000	1,092
Russian Federation 8.50% 2031	230,900	4,332
Saudi Arabia (Kingdom of) 3.25% 20263	$200	198
Saudi Arabia (Kingdom of) 3.625% 20283	1,200	1,188
South Africa (Republic of) 2.00% 20252	ZAR7,027	506
South Africa (Republic of), Series R-186, 10.50% 2026	47,800	3,966
South Africa (Republic of), Series R-214, 6.50% 2041	84,695	4,440
South Africa (Republic of), Series R-2048, 8.75% 2048	33,100	2,214
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$400	413
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	200	212
Sri Lanka (Democratic Socialist Republic of) 6.825% 20263	1,350	1,486
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,000	1,101
Sri Lanka (Democratic Socialist Republic of) 6.20% 20273	1,100	1,156
Thailand (Kingdom of) 2.55% 2020	THB52,500	1,618
Thailand (Kingdom of) 3.85% 2025	36,600	1,233
Thailand (Kingdom of) 2.125% 2026	2,400	71
Turkey (Republic of) 10.50% 2020	TRY1,900	525
Turkey (Republic of) 9.20% 2021	6,600	1,752
Turkey (Republic of) 8.50% 2022	3,900	1,002
Turkey (Republic of) 9.50% 2022	5,925	1,591
Turkey (Republic of) 11.00% 2022	975	276
Turkey (Republic of) 2.467% 20242	6,517	2,146
Turkey (Republic of) 5.75% 2024	$900	958
Turkey (Republic of) 9.00% 2024	TRY11,525	2,982
Turkey (Republic of) 7.375% 2025	$800	931
Turkey (Republic of) 8.00% 2025	TRY6,200	1,505
Turkey (Republic of) 2.40% 20262	7,145	1,774
Turkey (Republic of) 4.25% 2026	$750	722
Turkey (Republic of) 4.875% 2026	4,100	4,081
United Mexican States 4.00% 2023	2,700	2,861
United Mexican States 4.125% 2026	525	554
United Mexican States 4.15% 2027	1,330	1,400
United Mexican States 4.00% 20462	MXN23,872	1,417
United Mexican States 4.60% 2046	$1,100	1,114
United Mexican States, Series M, 8.00% 2020	MXN10,000	567
United Mexican States, Series M, 6.50% 2021	87,200	4,764
United Mexican States, Series M, 6.50% 2022	15,000	817
United Mexican States, Series M, 5.75% 2026	102,100	5,234
United Mexican States, Series M30, 10.00% 2036	11,000	781
United Mexican States Government Global, Series A, 5.75% 2110	$1,350	1,454
Uruguay (Oriental Republic of) 9.875% 2022	UYU24,373	912
Uruguay (Oriental Republic of) 4.375% 20282,4	15,908	636
Uruguay (Oriental Republic of) 8.50% 2028	30,689	1,087
Zambia (Republic of) 11.00% 2021	ZMW2,170	189
Zambia (Republic of) 11.00% 2021	305	26
Zambia (Republic of) 11.00% 2022	3,700	312
Zambia (Republic of) 8.50% 2024	$450	482

American Funds Emerging Markets Bond Fund — Page 3 of 7

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Zambia (Republic of) 13.00% 2026	ZMW5,750	$490
Zambia (Republic of) 8.97% 20274	$300	326
		202,052
Corporate bonds & notes 5.53% Energy 3.60%
Petrobras Global Finance Co. 6.125% 2022	715	770
Petrobras Global Finance Co. 4.375% 2023	1,375	1,362
Petrobras Global Finance Co. 6.25% 2024	25	27
Petrobras Global Finance Co. 5.299% 20253	850	850
Petrobras Global Finance Co. 8.75% 2026	200	241
Petrobras Global Finance Co. 5.625% 2043	525	470
Petrobras Global Finance Co. 6.85% 2115	205	196
Petróleos Mexicanos 6.375% 2021	150	165
Petróleos Mexicanos 5.375% 20223	475	508
Petróleos Mexicanos 7.19% 2024	MXN13,770	693
Petróleos Mexicanos 6.875% 2026	$550	627
Petróleos Mexicanos 7.47% 2026	MXN39,520	1,988
Petróleos Mexicanos 5.50% 2044	$16	15
Petróleos Mexicanos 5.625% 2046	375	350
Petróleos Mexicanos 6.75% 2047	131	140
YPF SA 8.50% 2025	200	231
		8,633
Utilities 1.43%
Enersis Américas SA 4.00% 2026	615	628
State Grid Overseas Investment Ltd. 3.50% 20273	2,730	2,786
		3,414
Materials 0.50%
Vale Overseas Ltd. 6.25% 2026	800	912
Vale Overseas Ltd. 6.875% 2036	95	109
Vale Overseas Ltd. 6.875% 2039	155	178
		1,199
Total corporate bonds & notes		13,246
U.S. Treasury bonds & notes 0.42% U.S. Treasury 0.42%
U.S. Treasury 0.75% 20176	100	100
U.S. Treasury 0.625% 20186	900	896
Total U.S. Treasury bonds & notes		996
Total bonds, notes & other debt instruments (cost: $210,572,000)		216,294
Short-term securities 8.69%
Argentinian Treasury Bills 1.86%–2.12% due 10/13/2017–11/24/2017	2,354	2,349
Egyptian Treasury Bills 15.41%–17.11% due 10/3/2017–2/20/2018	107,350	5,819
Federal Home Loan Bank 1.01% due 11/24/2017	3,000	2,996
General Electric Co. 1.08% due 10/2/2017	4,350	4,350

American Funds Emerging Markets Bond Fund — Page 4 of 7

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Mitsubishi UFJ Trust and Banking Corp. 1.20% due 10/17/20173	$2,000	$1,999
Nigerian Treasury Bills 16.65%–17.80% due 3/8/2018–9/13/2018	1,349,225	3,321
Total short-term securities (cost: $20,675,000)		20,834
Total investment securities 98.95% (cost: $231,247,000)		237,128
Other assets less liabilities 1.05%		2,514
Net assets 100.00%		$239,642

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD462	INR29,700	HSBC Bank	10/16/2017	$8
USD2,160	INR138,900	Citibank	10/18/2017	39
USD1,086	MXN19,300	Bank of America, N.A.	10/19/2017	29
USD387	INR25,000	Bank of America, N.A.	10/23/2017	6
MXN15,536	USD868	JPMorgan Chase	10/23/2017	(18)
USD1,112	PLN4,000	Bank of America, N.A.	10/25/2017	16
USD1,120	IDR15,000,000	Citibank	10/25/2017	9
MXN10,212	USD574	Bank of America, N.A.	11/3/2017	(17)
USD1,629	ZAR21,700	UBS AG	11/6/2017	37
USD661	INR43,330	JPMorgan Chase	11/6/2017	—7
USD640	INR42,000	Citibank	11/6/2017	—7
USD271	ZAR3,700	JPMorgan Chase	11/8/2017	—7
USD572	ZAR7,800	Citibank	11/10/2017	—7
USD1,056	ZAR14,300	Goldman Sachs	12/22/2017	15
USD1,666	MXN30,200	JPMorgan Chase	1/4/2018	33
USD1,053	INR69,900	Citibank	3/26/2018	4
				$161

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
8.74%	DI-OVER-EXTRA Grupo	1/4/2021	BRL8,200	$(259)	$—	$(259)
7.505%	28-day MXN-TIIE	3/31/2027	MXN14,500	26	—	26
7.195%	28-day MXN-TIIE	6/9/2027	30,000	15	—	15
3-month USD-LIBOR	2.4775%	5/25/2047	$1,500	18	—	18
					$—	$(200)

American Funds Emerging Markets Bond Fund — Page 5 of 7

unaudited

1	Coupon rate may change periodically.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $33,496,000, which represented 13.98% of the net assets of the fund.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Step bond; coupon rate will increase at a later date.
6	A portion of this security was pledged as collateral. The total value of pledged collateral was $398,000, which represented .17% of the net assets of the fund.
7	Amount less than one thousand.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $5,279,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $2,562,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that

American Funds Emerging Markets Bond Fund — Page 6 of 7

unaudited

are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2017, all of the fund’s investments were classified as Level 2.

Key to abbreviations and symbol
ARS = Argentine pesos	NGN = Nigerian naira
BRL = Brazilian reais	PEN = Peruvian nuevos soles
CLP = Chilean pesos	PHP = Philippine pesos
COP = Colombian pesos	PLN = Polish zloty
GHS = Ghanaian cedi	RUB = Russian rubles
IDR = Indonesian rupiah	THB = Thai baht
ILS = Israeli shekels	TIIE = Equilibrium Interbank Interest Rate
INR = Indian rupees	TRY = Turkish lira
KES = Kenyan shilling	USD/$ = U.S. dollars
LIBOR = London Interbank Offered Rate	UYU = Uruguayan pesos
MXN = Mexican pesos	ZAR = South African rand
MYR = Malaysian ringgits	ZMW = Zambian kwacha

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-114-1117O-S60596	American Funds Emerging Markets Bond Fund — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS EMERGING MARKETS BOND FUND

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: November 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2017